Retirement Plans - Assumptions to Determine Benefit Obligations at Period-end and Net Pension Costs (Detail)	12 Months Ended
	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation, discount rate	4.64%	4.25%	5.19%
Benefit obligation, annual compensation increase	3.60%	3.60%	3.60%
Net cost, discount rate	4.25%	5.19%	4.29%
Net cost, expected return on plan assets	7.00%	7.25%	7.25%
Net cost, annual compensation increase	3.60%	3.60%	3.60%
Other Postretirement Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation, discount rate	4.40%	4.05%	4.80%
Net cost, discount rate	4.05%	4.80%	3.90%